Other disclosures - Schedule of undiscounted contractual maturities of financial liabilities at amortized cost by maturity (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	€ 1,439,426	€ 1,422,781	€ 1,339,819
On demand
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	712,261	731,837	712,188
Within 3 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	240,337	235,986	163,736
3 to 12 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	173,287	144,397	98,843
1 to 3 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	150,581	168,947	195,435
3 to 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	86,432	81,817	98,752
More than 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	76,528	59,797	70,865
Deposits
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	1,099,444	1,111,024	1,062,937
Deposits | On demand
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	698,595	718,366	705,129
Deposits | Within 3 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	204,001	192,609	120,654
Deposits | 3 to 12 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	109,311	96,482	62,896
Deposits | 1 to 3 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	51,191	82,618	116,343
Deposits | 3 to 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	20,761	19,354	52,031
Deposits | More than 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	15,585	1,595	5,884
Central banks
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	48,817	76,778	138,992
Central banks | On demand
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	168	117	83
Central banks | Within 3 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	20,334	7,003	5,862
Central banks | 3 to 12 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	6,853	18,210	2,131
Central banks | 1 to 3 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	16,846	46,933	91,327
Central banks | 3 to 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	4,581	4,506	39,579
Central banks | More than 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	35	9	10
Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	80,548	68,364	51,133
Credit institutions | On demand
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	6,884	7,172	12,683
Credit institutions | Within 3 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	25,642	30,548	16,184
Credit institutions | 3 to 12 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	21,334	15,808	11,867
Credit institutions | 1 to 3 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	13,079	9,722	4,504
Credit institutions | 3 to 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	5,924	3,924	1,945
Credit institutions | More than 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	7,685	1,190	3,950
Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	970,079	965,882	872,812
Customers | On demand
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	691,543	711,077	692,363
Customers | Within 3 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	158,025	155,058	98,608
Customers | 3 to 12 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	81,124	62,464	48,898
Customers | 1 to 3 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	21,266	25,963	20,512
Customers | 3 to 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	10,256	10,924	10,507
Customers | More than 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	7,865	396	1,924
Marketable debt securities
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	299,795	274,700	247,009
Marketable debt securities | On demand
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	0	0	0
Marketable debt securities | Within 3 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	28,258	34,312	32,575
Marketable debt securities | 3 to 12 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	62,935	46,396	30,618
Marketable debt securities | 1 to 3 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	91,492	81,059	73,131
Marketable debt securities | 3 to 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	56,944	55,357	46,367
Marketable debt securities | More than 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	60,166	57,576	64,318
Other financial liabilities
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	40,187	37,057	29,873
Other financial liabilities | On demand
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	13,666	13,471	7,059
Other financial liabilities | Within 3 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	8,078	9,065	10,507
Other financial liabilities | 3 to 12 months
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	1,041	1,519	5,329
Other financial liabilities | 1 to 3 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	7,898	5,270	5,961
Other financial liabilities | 3 to 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	8,727	7,106	354
Other financial liabilities | More than 5 years
Measurement of financial assets and liabilities and recognition of fair value changes
Undiscounted financial liabilities at amortised cost	€ 777	€ 626	€ 663